PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Stock Options (Details) - Options to purchase common stock - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options, Number Outstanding	25,241,896	24,694,990
Outstanding Options, Weighted Average Remaining Contractual life	6 years 8 months 12 days	6 years 2 months 9 days
Options Exercisable, Number Outstanding	15,370,932	15,550,598
Options Exercisable, Weighted Average Remaining Contractual life	5 years 5 months 12 days	4 years 7 months 28 days
Exercise Price 0.010 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.010
Outstanding Options, Number Outstanding	1,503,158
Outstanding Options, Weighted Average Remaining Contractual life	9 years 2 months 16 days
Options Exercisable, Weighted Average Remaining Contractual life	0 years
Exercise Price 0.005 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.005
Outstanding Options, Number Outstanding		80,000
Outstanding Options, Weighted Average Remaining Contractual life		8 years 6 months 22 days
Options Exercisable, Number Outstanding		30,000
Options Exercisable, Weighted Average Remaining Contractual life		8 years 6 months 22 days
Exercise Price 0.038 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.038	$ 0.038
Outstanding Options, Number Outstanding	273,312	2,077,350
Outstanding Options, Weighted Average Remaining Contractual life	3 months 26 days	11 months 5 days
Options Exercisable, Number Outstanding	273,312	2,077,350
Options Exercisable, Weighted Average Remaining Contractual life	3 months 26 days	11 months 5 days
Exercise Price 0.094 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.094
Outstanding Options, Number Outstanding		521,948
Outstanding Options, Weighted Average Remaining Contractual life		5 months 5 days
Options Exercisable, Number Outstanding		521,948
Options Exercisable, Weighted Average Remaining Contractual life		5 months 5 days
Exercise Price 0.134 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.134	$ 0.134
Outstanding Options, Number Outstanding	245,054	251,054
Outstanding Options, Weighted Average Remaining Contractual life	4 years 9 months 11 days	5 years 7 months 24 days
Options Exercisable, Number Outstanding	198,006	166,368
Options Exercisable, Weighted Average Remaining Contractual life	4 years 2 months 19 days	4 years 4 months 28 days
Exercise Price 0.248 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.248	$ 0.248
Outstanding Options, Number Outstanding	206,934	457,358
Outstanding Options, Weighted Average Remaining Contractual life	1 year 11 months 19 days	2 years 5 months 23 days
Options Exercisable, Number Outstanding	206,934	457,358
Options Exercisable, Weighted Average Remaining Contractual life	1 year 11 months 19 days	2 years 5 months 23 days
Exercise Price 0.500 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.500
Outstanding Options, Number Outstanding		55,044
Outstanding Options, Weighted Average Remaining Contractual life		9 years 3 months 29 days
Options Exercisable, Weighted Average Remaining Contractual life		0 years
Exercise Price 0.652 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.652	$ 0.652
Outstanding Options, Number Outstanding	78,750	153,950
Outstanding Options, Weighted Average Remaining Contractual life	2 years 10 months 10 days	3 years 2 months 23 days
Options Exercisable, Number Outstanding	78,750	153,950
Options Exercisable, Weighted Average Remaining Contractual life	2 years 10 months 10 days	3 years 2 months 23 days
Exercise Price 1.008 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.008	$ 1.008
Outstanding Options, Number Outstanding	1,512,764	2,100,610
Outstanding Options, Weighted Average Remaining Contractual life	3 years 4 months 2 days	3 years 4 months 10 days
Options Exercisable, Number Outstanding	1,512,764	2,100,610
Options Exercisable, Weighted Average Remaining Contractual life	3 years 4 months 2 days	2 years 9 months 11 days
Exercise Price 1.148 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.148	$ 1.148
Outstanding Options, Number Outstanding	2,020,918	2,198,118
Outstanding Options, Weighted Average Remaining Contractual life	4 years 18 days	5 years 11 days
Options Exercisable, Number Outstanding	2,020,918	2,198,118
Options Exercisable, Weighted Average Remaining Contractual life	4 years 18 days	5 years 11 days
Exercise Price 2.593 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.593	$ 2.593
Outstanding Options, Number Outstanding	521,000	589,364
Outstanding Options, Weighted Average Remaining Contractual life	4 years 11 months 12 days	5 years 6 months 15 days
Options Exercisable, Number Outstanding	521,000	589,364
Options Exercisable, Weighted Average Remaining Contractual life	4 years 11 months 12 days	5 years 6 months 15 days
Exercise Price 2.640 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.640	$ 2.640
Outstanding Options, Number Outstanding	3,128,166	3,289,110
Outstanding Options, Weighted Average Remaining Contractual life	4 years 11 months 12 days	5 years 10 months 28 days
Options Exercisable, Number Outstanding	3,128,166	3,092,630
Options Exercisable, Weighted Average Remaining Contractual life	4 years 11 months 12 days	5 years 10 months 21 days
Exercise Price 3.395 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.395	$ 3.395
Outstanding Options, Number Outstanding	376,000	421,000
Outstanding Options, Weighted Average Remaining Contractual life	5 years 5 months 16 days	6 years 6 months 29 days
Options Exercisable, Number Outstanding	376,000	369,312
Options Exercisable, Weighted Average Remaining Contractual life	5 years 5 months 16 days	6 years 6 months 29 days
Exercise Price 5.135 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.135
Outstanding Options, Number Outstanding	3,346,550
Outstanding Options, Weighted Average Remaining Contractual life	9 years 2 months 23 days
Options Exercisable, Number Outstanding	103,125
Options Exercisable, Weighted Average Remaining Contractual life	9 years 2 months 16 days
Exercise Price 5.255 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.255	$ 5.255
Outstanding Options, Number Outstanding	3,219,545	3,558,918
Outstanding Options, Weighted Average Remaining Contractual life	6 years 10 months 6 days	7 years 9 months 22 days
Options Exercisable, Number Outstanding	2,259,154	1,651,578
Options Exercisable, Weighted Average Remaining Contractual life	6 years 8 months 27 days	7 years 5 months 19 days
Exercise Price 5.340 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.340	$ 5.340
Outstanding Options, Number Outstanding	927,274	1,204,974
Outstanding Options, Weighted Average Remaining Contractual life	7 years 8 months 1 day	8 years 8 months 9 days
Options Exercisable, Number Outstanding	516,518	381,530
Options Exercisable, Weighted Average Remaining Contractual life	7 years 7 months 10 days	8 years 7 months 24 days
Exercise Price 5.450 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.450	$ 5.450
Outstanding Options, Number Outstanding	4,319,410	4,585,692
Outstanding Options, Weighted Average Remaining Contractual life	8 years 11 days	9 years 1 month 6 days
Options Exercisable, Number Outstanding	1,916,115	24,312
Options Exercisable, Weighted Average Remaining Contractual life	7 years 11 months 1 day	4 years 8 months 23 days
Exercise Price 5.669 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.669	$ 5.669
Outstanding Options, Number Outstanding	2,228,286	2,485,600
Outstanding Options, Weighted Average Remaining Contractual life	5 years 9 months 26 days	6 years 7 months 24 days
Options Exercisable, Number Outstanding	2,065,514	1,736,170
Options Exercisable, Weighted Average Remaining Contractual life	5 years 9 months 11 days	6 years 5 months 1 day
Exercise Price 5.755 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 5.755	$ 5.755
Outstanding Options, Number Outstanding	582,775	664,900
Outstanding Options, Weighted Average Remaining Contractual life	8 years 6 months 11 days	9 years 6 months 22 days
Options Exercisable, Number Outstanding	194,656
Options Exercisable, Weighted Average Remaining Contractual life	8 years 5 months 19 days	0 years
Exercise Price 7.330 Member
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 7.330
Outstanding Options, Number Outstanding	752,000
Outstanding Options, Weighted Average Remaining Contractual life	9 years 11 months 12 days
Options Exercisable, Weighted Average Remaining Contractual life	0 years